BlackRock International Value Trust
BlackRock International Value Fund
(the “Fund”)

Supplement to the Fund’s Prospectus dated July 18, 2011

Effective immediately, the following changes are made to the Prospectus of the BlackRock International Value Fund:

The section in the Prospectus captioned “Fund Overview — Key Facts about BlackRock International Value Fund — Portfolio Managers” is amended and restated as follows:

Name	Portfolio Manager of the Fund Since	Title

Richard Turnill	2011	Managing Director of BlackRock, Inc.

James Bristow, CFA	2011	Managing Director of BlackRock, Inc.

Gareth Williams	2011	Vice President of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management of the International Value Fund” is amended and restated as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. Richard Turnill, James Bristow, CFA, and Gareth Williams are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information” is amended and restated as follows:

The information about the BlackRock International Value Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The International Value Fund is managed by a team of financial professionals led by Richard Turnill, James Bristow, CFA, and Gareth Williams, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Richard Turnill	Responsible for the day-to-day	2011	Managing Director of BlackRock, Inc. since 2006
	management of the International		and Head of BlackRock’s Global Equity team;
	Value Fund and is responsible for		Managing Director of Merrill Lynch Investment
	the selection of its investments.		Managers, L.P. from 1999 to 2006.

James Bristow, CFA	Responsible for the day-to-day	2011	Managing Director of BlackRock, Inc. since 2010;
	management of the International		Director of BlackRock, Inc. from 2006 to 2009;
	Value Fund and is responsible for		Portfolio Manager of JP Morgan Asset
	the selection of its investments.		Management from 2003 to 2006.

Gareth Williams	Responsible for the day-to-day	2011	Vice President of BlackRock, Inc. since 2010;
	management of the International		Associate at BlackRock, Inc. from 2008 to 2010;
	Value Fund and is responsible for		Analyst with BlackRock, Inc. from 2006 to 2008;
	the selection of its investments.		Analyst with Merrill Lynch Investment Managers,
L.P. from 2005 to 2006.

Shareholders should retain this Supplement for future reference.

Code# ALLPR-IV-0711SUP